Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of financial assets [line items]
Fair value of investment	$ 11,611
Fair value of investment		$ 99,069
Fair value of investment through profit loss decrease in non-interest revenue, insurance revenue	1,879	2,070	$ 2,023
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value of investment	8,783
Fair value of investment		8,465
Unrealized gain loss through profit or loss from securities held by insurance subsidiary [member]
Disclosure of financial assets [line items]
Fair value of investment through profit loss decrease in non-interest revenue, insurance revenue	$ (372)	$ 39